Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 96.2% of Net Assets
	Australia — 2.6%
$560,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	$485,206
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	236,194
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	272,698
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	891,118
4,040,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,873,519
8,485,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	5,082,842
		8,841,577
	Brazil — 2.6%
1,020,000	Banco do Brasil SA, 4.625%, 1/15/2025(a)	1,017,140
15,491(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2027, (BRL)	2,278,880
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	628,036
38,250(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	4,939,023
		8,863,079
	Canada — 4.3%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,176,602
3,830,000	Canada Government Bonds, 3.000%, 6/01/2034, (CAD)	2,621,996
2,070,000	Canada Government Bonds, 4.000%, 3/01/2029, (CAD)	1,499,927
99,932	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, (CAD)(a)	68,783
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,328,314
5,175,000	Province of Quebec, EMTN, Zero Coupon, 3.540%–3.542%, 10/29/2030, (EUR)(c)	4,566,490
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,364,723
		14,626,835
	Cayman Islands — 0.2%
565,891	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	553,700
	China — 7.5%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,210,266
29,950,000	China Development Bank, 3.300%, 3/03/2026, (CNY)	4,174,391
24,950,000	China Government Bonds, 1.990%, 4/09/2025, (CNY)	3,406,787
41,460,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	5,933,691
2,400,000	China Government Bonds, 2.500%, 7/25/2027, (CNY)	337,164
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	426,483
17,130,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	2,570,570
985,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.500%, 5/11/2031	839,701
775,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	652,423
1,100,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.000%, 1/15/2033	1,070,481
		25,621,957
Principal Amount(‡)	Description	Value (†)
	Colombia — 0.4%
$1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	$1,278,550
	Denmark — 0.9%
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	339,585
2,380,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,630,879
		2,970,464
	France — 4.4%
215,000	AXA SA, EMTN, (fixed rate to 1/11/2033, variable rate thereafter), 5.500%, 7/11/2043, (EUR)	243,852
2,115,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	2,093,093
300,000	Electricite de France SA, EMTN, 4.625%, 1/25/2043, (EUR)	321,065
1,050,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	1,081,345
3,275,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	1,969,514
2,245,000	French Republic Government Bonds OAT, 0.750%, 5/25/2028, (EUR)	2,196,077
6,250,000	French Republic Government Bonds OAT, 1.250%, 5/25/2034, (EUR)	5,485,498
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,534,971
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034, 144A(a)	205,125
		15,130,540
	Germany — 5.0%
1,830,000	Bundesobligation, 2.100%, 4/12/2029, (EUR)	1,894,224
7,355,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.365%–2.599%, 8/15/2052, (EUR)(c)	3,789,502
6,080,000	Bundesrepublik Deutschland Bundesanleihe, 2.200%, 2/15/2034, (EUR)	6,229,393
1,765,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 7/04/2044, (EUR)	1,804,128
1,600,000	Bundesschatzanweisungen, 2.900%, 6/18/2026, (EUR)	1,675,988
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,609,778
		17,003,013
	Indonesia — 1.6%
38,485,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	2,323,782
50,865,000,000	Indonesia Treasury Bonds, 7.000%, 2/15/2033, (IDR)	3,148,510
		5,472,292
	Ireland — 2.0%
470,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	447,474
650,000	AIB Group PLC, EMTN, (fixed rate to 7/23/2028, variable rate thereafter), 4.625%, 7/23/2029, (EUR)	707,694
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,359,987

Principal Amount(‡)	Description	Value (†)
	Ireland — continued
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	$1,147,465
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,274,416
		6,937,036
	Israel — 0.1%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	438,265
	Italy — 2.0%
730,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	730,585
1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,181,463
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	216,860
4,070,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	4,352,533
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	321,019
		6,802,460
	Japan — 7.3%
1,052,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	5,789,159
280,000,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	1,709,291
547,000,000	Japan Government Two Year Bonds, 0.005%, 10/01/2025, (JPY)	3,467,433
2,189,650,000	Japan Government Two Year Bonds, 0.400%, 8/01/2026, (JPY)	13,879,914
		24,845,797
	Korea — 1.2%
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	257,533
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	3,692,180
		3,949,713
	Luxembourg — 0.9%
1,275,000	CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, EMTN, 4.750%, 3/27/2034, (EUR)	1,400,978
1,810,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	1,597,836
100,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	94,124
100,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	87,977
		3,180,915
	Malaysia — 0.4%
6,055,000	Malaysia Government Bonds, 3.906%, 7/15/2026, (MYR)	1,364,156
	Mexico — 1.8%
1,074,693(e )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,883,099
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,153,497
		6,036,596
	New Zealand — 0.1%
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	379,836
	Norway — 1.3%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	917,370
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	342,812
Principal Amount(‡)	Description	Value (†)
	Norway — continued
$150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	$150,651
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,143,899
		4,554,732
	Portugal — 0.1%
435,000	EDP Finance BV, 1.710%, 1/24/2028(a)	394,158
	Singapore — 0.2%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	783,167
	South Africa — 2.4%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	347,568
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	445,389
129,105,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,226,828
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,193,997
		8,213,782
	Spain — 5.1%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,365,261
2,600,000	Banco Santander SA, 5.179%, 11/19/2025	2,594,956
485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	488,971
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,834,021
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)	1,758,709
6,670,000	Spain Government Bonds, 3.250%, 4/30/2034, (EUR)	7,034,762
2,310,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,490,339
		17,567,019
	Supranationals — 1.9%
4,940,000	European Union, 1.000%, 7/06/2032, (EUR)	4,531,313
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,880,044
		6,411,357
	Sweden — 0.7%
9,900,000	Kommuninvest I Sverige AB, 1.000%, 5/12/2025, (SEK)	890,100
18,000,000	Sweden Government Bonds, 2.500%, 5/12/2025, (SEK)	1,627,343
		2,517,443
	Switzerland — 0.8%
1,425,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	1,436,984
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	621,894
200,000	UBS Group AG, EMTN, (fixed rate to 6/15/2029, variable rate thereafter), 3.125%, 6/15/2030, (EUR)	207,551
365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	311,619
195,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	233,015
		2,811,063

Principal Amount(‡)	Description	Value (†)
	Thailand — 0.3%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	$1,172,645
	United Kingdom — 5.3%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,050,682
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(a)	3,178,973
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	759,313
135,000	National Grid Electricity Distribution West Midlands PLC, EMTN, 5.750%, 4/16/2032, (GBP)	171,778
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	619,550
605,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	640,637
4,790,000	U.K. Gilts, 0.500%, 1/31/2029, (GBP)	5,171,060
2,330,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	2,901,128
435,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	531,070
2,690,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	2,980,658
		18,004,849
	United States — 32.8%
1,407,867	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,281,342
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	1,840,485
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,471,615
405,000	Amgen, Inc., 5.250%, 3/02/2033	402,010
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,410,199
140,000	AT&T, Inc., 3.650%, 6/01/2051	98,872
700,000	AT&T, Inc., 5.400%, 2/15/2034	702,803
310,178	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(f)	296,419
815,000	Boeing Co., 3.750%, 2/01/2050	555,039
1,065,000	Boeing Co., 5.805%, 5/01/2050	990,613
90,000	Boeing Co., 6.528%, 5/01/2034	94,285
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.295%, 4/15/2037(a)(f)	1,390,194
803,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	692,479
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	385,854
410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	358,886
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	964,986
50,000	Centene Corp., 2.500%, 3/01/2031	41,355
1,246,000	Centene Corp., 4.625%, 12/15/2029	1,178,417
205,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	153,987
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,042,551
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	874,208
315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	311,189
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,128,397
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,035,762
865,000	Energy Transfer LP, 5.300%, 4/15/2047	764,964
415,000	Energy Transfer LP, 5.950%, 5/15/2054	401,200
689,687	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	674,716
5,743,614	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	4,682,166
Principal Amount(‡)	Description	Value (†)
	United States — continued
$2,639,918	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	$2,609,353
1,296,838	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2054	1,280,188
677,911	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	703,305
2,549,786	Federal National Mortgage Association, 2.000%, 5/01/2051	1,986,229
5,528,250	Federal National Mortgage Association, 2.000%, 11/01/2051	4,306,378
4,080,103	Federal National Mortgage Association, 2.000%, 11/01/2051	3,192,832
1,388,820	Federal National Mortgage Association, 2.000%, 3/01/2052	1,082,250
4,633,383	Federal National Mortgage Association, 2.500%, 5/01/2052	3,771,319
199,335	Federal National Mortgage Association, 3.000%, 11/01/2046	172,916
4,463,765	Federal National Mortgage Association, 3.000%, 11/01/2051	3,794,351
591,354	Federal National Mortgage Association, 3.500%, 6/01/2045	538,615
236,978	Federal National Mortgage Association, 3.500%, 9/01/2047	212,084
3,638,532	Federal National Mortgage Association, 3.500%, 5/01/2052	3,224,978
178,478	Federal National Mortgage Association, 4.000%, 8/01/2048	164,876
1,739,871	Federal National Mortgage Association, 4.000%, 3/01/2049	1,612,710
314,159	Federal National Mortgage Association, 4.500%, 11/01/2043	302,042
51,873	Federal National Mortgage Association, 4.500%, 7/01/2046	49,652
338,052	Federal National Mortgage Association, 4.500%, 3/01/2047	324,133
59,952	Federal National Mortgage Association, 4.500%, 9/01/2047	57,265
2,073,175	Federal National Mortgage Association, 4.500%, 9/01/2052	1,954,415
2,222,892	Federal National Mortgage Association, 5.000%, 8/01/2052	2,153,824
3,832,082	Federal National Mortgage Association, 6.000%, 7/01/2054	3,854,573
864,701	Federal National Mortgage Association, 6.500%, 11/01/2053	883,435
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	256,590
154,096	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	155,204
820,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(f)	808,313
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,137,159
190,000	HCA, Inc., 3.625%, 3/15/2032	167,460
165,000	HCA, Inc., 5.450%, 9/15/2034	160,824
580,000	HCA, Inc., 5.500%, 6/01/2033	573,801
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,094,416
275,000	Kroger Co., 5.500%, 9/15/2054	259,015
55,000	Lennar Corp., 4.750%, 5/30/2025	54,936
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,453,543
1,941,476	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(f)	1,784,027
995,000	Oracle Corp., 4.700%, 9/27/2034	943,009

Principal Amount(‡)	Description	Value (†)
	United States — continued
$945,000	Oracle Corp., 5.550%, 2/06/2053	$892,830
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	391,995
145,000	Ovintiv, Inc., 6.625%, 8/15/2037	149,246
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	560,802
1,057,228	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(f)	1,060,852
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,280,951
477,222	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(f)	479,351
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	412,213
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,900,795
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	728,119
260,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	245,910
2,355,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,305,983
5,100,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(g)	3,862,818
1,185,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	1,082,143
1,395,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	1,380,065
4,204,368	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(h)	3,757,281
435,000	Uber Technologies, Inc., 4.800%, 9/15/2034	416,325
567,407	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	556,542
654,757	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	641,642
2,850,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	2,704,009
1,880,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	1,854,913
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	242,008
Principal Amount(‡)	Description	Value (†)
	United States — continued
$1,885,000	VMware LLC, 2.200%, 8/15/2031	$1,563,692
1,352,160	VOLT CII LLC, Series 2021-NP11, Class A1, 4.868%, 8/25/2051(a)(f)	1,350,594
703,606	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(f)	703,092
416,965	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(f)	417,270
280,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	246,738
580,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	465,672
		111,958,864
	Total Bonds and Notes (Identified Cost $359,064,210)	328,685,860

Short-Term Investments — 1.1%
3,907,364	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $3,907,907 on 1/02/2025 collateralized by $3,142,600 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $3,985,550 including accrued interest(i) (Identified Cost $3,907,364)	3,907,364
	Total Investments — 97.3% (Identified Cost $362,971,574)	332,593,224
	Other assets less liabilities — 2.7%	9,195,783
	Net Assets — 100.0%	$341,789,007

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$34,447,321 or 10.1% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Treasury Inflation Protected Security (TIPS).
(i)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore

CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/06/2025	BRL	S	22,235,000	$3,778,365	$3,558,342	$220,023
Bank of America N.A.	3/19/2025	JPY	S	53,732,000	353,989	344,354	9,635
BNP Paribas SA	3/19/2025	CNH	B	22,068,000	3,045,017	3,012,898	(32,119)
Citibank N.A.	3/19/2025	ZAR	S	116,870,000	6,536,536	6,150,440	386,096
Goldman Sachs Bank USA	3/19/2025	MXN	S	78,803,000	3,847,483	3,732,129	115,354
HSBC Bank USA N.A.	3/19/2025	IDR	S	6,495,690,000	405,461	402,419	3,042
Morgan Stanley Capital Services LLC	3/19/2025	AUD	S	4,085,000	2,594,272	2,528,692	65,580
Morgan Stanley Capital Services LLC	3/19/2025	GBP	B	1,513,000	1,930,701	1,893,042	(37,659)
Morgan Stanley Capital Services LLC	3/19/2025	GBP	S	276,000	349,170	345,327	3,843
Royal Bank of Canada	3/19/2025	CAD	S	1,798,000	1,272,005	1,254,369	17,636
Royal Bank of Canada	3/19/2025	CAD	S	490,000	341,691	341,847	(156)
Standard Chartered Bank	3/19/2025	EUR	S	4,872,000	5,134,682	5,063,453	71,229
UBS AG	3/19/2025	CHF	B	2,008,000	2,312,099	2,230,482	(81,617)
UBS AG	3/19/2025	SEK	S	13,576,000	1,251,894	1,232,113	19,781
Total							$760,668

At December 31, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3/19/2025	EUR	644,386	PLN	2,770,000	$668,768	$(939)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	23	$2,523,753	$2,501,250	$(22,503)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	59	12,137,095	12,130,953	(6,142)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	40	4,271,219	4,252,187	(19,032)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	68	8,453,299	8,085,625	(367,674)
Long Gilt Futures	3/27/2025	10	1,183,311	1,156,881	(26,430)
Total					$(441,781)

At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	28	$3,260,863	$3,187,625	$73,238
Eurex 10 Year Euro BUND Futures	3/06/2025	126	17,810,884	17,416,197	394,687
Eurex 30 Year Euro BUXL Futures	3/06/2025	4	585,954	549,746	36,208
Eurex 5 Year Euro BOBL Futures	3/06/2025	13	1,606,884	1,587,108	19,776
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	24	2,708,099	2,671,500	36,599
Total					$560,508
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$328,685,860	$ —	$328,685,860
Short-Term Investments	—	3,907,364	—	3,907,364
Total Investments	—	332,593,224	—	332,593,224

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$ —	$912,219	$ —	$912,219
Futures Contracts (unrealized appreciation)	560,508	—	—	560,508
Total	$560,508	$333,505,443	$ —	$334,065,951

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(152,490)	$ —	$(152,490)
Futures Contracts (unrealized depreciation)	(441,781)	—	—	(441,781)
Total	$(441,781)	$(152,490)	$ —	$(594,271)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$912,219	$ —	$912,219
Exchange-traded asset derivatives
Interest rate contracts	—	560,508	560,508
Total asset derivatives	$912,219	$560,508	$1,472,727

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(152,490)	$ —	$(152,490)
Exchange-traded liability derivatives
Interest rate contracts	—	(441,781)	(441,781)
Total liability derivatives	$(152,490)	$(441,781)	$(594,271)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2024, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:
Counterparty:	Derivatives	Collateral Pledged
Barclays Bank PLC	$ (939)	$ —
BNP Paribas SA	(32,119)	—
UBS AG	(61,836)	110,000
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2024 (Unaudited)
Treasuries	41.7%
Mortgage Related	12.8
Banking	7.6
Local Authorities	4.6
Government Owned - No Guarantee	4.2
Technology	3.0
Other Investments, less than 2% each	22.3
Short-Term Investments	1.1
Total Investments	97.3
Other assets less liabilities (including forward foreign currency and futures contracts)	2.7
Net Assets	100.0%

Currency Exposure Summary at December 31, 2024 (Unaudited)
United States Dollar	39.6%
Euro	21.9
Japanese Yen	9.5
Yuan Renminbi	6.7
British Pound	4.3
Canadian Dollar	3.2
Brazilian Real	2.3
Australian Dollar	2.0
Other, less than 2% each	7.8
Total Investments	97.3
Other assets less liabilities (including forward foreign currency and futures contracts)	2.7
Net Assets	100.0%